Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
3.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2023
	(in thousands)

Indirect tax receivables and related prepaid expenses	$43,293	$46,802
Prepaid expenses	7,847	14,805
Other	764	2,360
Prepaid expenses and other current assets	$51,904	$63,967